Average Annual Total Returns{- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-08 - Fidelity® Blue Chip Growth Fund	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 1 year	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 5 years	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	62.38%	24.90%	19.57%	38.49%	21.00%	17.21%